Commitments and Contingencies	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies.
Commitments and Contingencies

11. Commitments and Contingencies

        As of December 31, 2013, the Company has outstanding licensing agreements for Ragnarok Online with 10 companies internationally. Based on the agreements with the licensees, the Company receives certain amounts (24% to 40%) of each licensee's revenues as royalty.

        As of December 31, 2013, the Company has contracts for the exclusive rights of Ragnarok Online II game distribution and sales with GungHo Online Entertainment, Inc. in Japan, AsiaSoft Corporation Public Co., Ltd. in Thailand, Level up! Inc. in the Philippines, AsiaSoft Online Pte. Ltd., in Singapore and Malaysia, AsiaSoft Corporation Public Co., Ltd. in Vietnam, PT. Lyto Datarindo Fortuna in Indonesia and Level up! Interactive S.A. in Brazil. The contract periods of these license agreements range from two to four years after commercialization in each geographical location.

        As of December 31, 2013, the Company has outstanding licensing agreements for Dragonica with six companies internationally. Based on the agreements with the licensees, the Company receives certain amounts (20% to 25%) of each licensee's revenues as royalty.

        As of December 31, 2013, the license fee the Company has committed to pay upon the commercial launches of the licensed games were ~~W~~200 million and ~~W~~450 million for Steal Fighter and a Web browser-based game, respectively. But the agreement for Steal Fighter was terminated in January 2014.

        The Company entered into various capital lease agreements to utilize game servers. The Company made principal and interest payments of $151 thousand (~~W~~175 million) and $52 thousand (~~W~~61 million) in 2011 and $203 thousand (~~W~~216 million) and $36 thousand (~~W~~39 million) in 2012, respectively. In 2013, the Company entered into additional capital lease payment agreements which increased the total capital lease payment by $173 thousand (~~W~~182 million). Therefore, the Company made principal and interest payments of $243 thousand (~~W~~256 million) and $22 thousand (~~W~~23 million) in 2013, respectively.

        Future minimum lease payments for the leases as of December 31, 2013, are as follows:

	2014				2015				2016
	Principal		Interest		Principal		Interest		Principal		Interest
	(In thousands of US dollars)
Capital lease		$137		$11		$107		$4		$14	—
		(In millions of Korean Won)
	~~W~~	145	~~W~~	12	~~W~~	113	~~W~~	4	~~W~~	15	—

        In addition to the capital lease above, the Company leases certain properties which are considered to be operating leases. Rental expenses incurred under these operating leases were ~~W~~2,949 million, ~~W~~2,796 million and ~~W~~2,342 million for the years ended December 31, 2011, 2012 and 2013, respectively. The Company entered into a lease agreement with Korea Software Industry Promotion Agency in 2008 and recorded a guarantee deposit of ~~W~~1,247 million as of December 31, 2013.

        Future minimum rental payments for the operating leases as of December 31, 2013, are as follows:

	(In millions of Korean Won)
2014	~~W~~	2,251
2015		135
2016		81
2017		—

	~~W~~	2,467

     Litigation

        In April 2009, the Company repatriated ~~W~~1,820 million ($1.4 million) from Gravity Middle East & Africa FZ-LLC ("ME&A"), which was the primarily remaining net assets of ME&A. ME&A has been in the process of liquidation since September 2008. In August 2010, the director and manager of ME&A, as a representative of ME&A, filed a lawsuit against the Company and some of its directors and officers on the subject of them being accused of the repatriation of ME&A claiming an aggregate of ~~W~~1,628 million (AED 5 million and related interest plus litigation costs). In November 2011, the case was decided in favor of the plaintiff and the Company filed an appeal with the Seoul High Court and paid a deposit in court amounting to ~~W~~4,140 million to proceed with the appeals against the dismissal of the case regarding the repatriation of capital funds from ME&A. The court ruled partially in favor of the plaintiff in December 2012. The Company filed a final appeal in December 2012 and the plaintiff filed a final appeal in January 2013 with the Supreme Court of Korea. No amount was accrued because the above case would not result in a loss for the Company.

        In May 2010, former executive filed another lawsuit claiming employment termination without cause, amounting to ~~W~~50 million. The case was dismissed and the plaintiff filed an appeal with the Seoul High Court in April 2011. The Court dismissed the plaintiff's appeal in March 2013 and the plaintiff filed a final appeal with the Supreme Court of Korea in April 2013. The Supreme Court of Korea ceased to hear such appeals and ruled such appeals dismissed in July 2013.

        Furthermore, in June 2011, the former executive filed another lawsuit against the Company claiming nullity of dismissal and seeking remuneration, amounting to ~~W~~110 million due regarding the remainder of his term. In June 2012, the case was decided in favor of the Company and the plaintiff filed an appeal with the Seoul High Court. In January 2013 the appeal was withdrawn by the plaintiff.